UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04215

BNY Mellon U.S. Mortgage Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon U.S. Mortgage Fund, Inc.

SEMI-ANNUAL REPORT October 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2023, through October 31, 2023, as provided by Eric Seasholtz, Portfolio Manager employed by the fund’s sub-adviser, Amherst Capital Management LLC.

Market and Fund Performance Overview

For the six-month period ended October 31, 2023, BNY Mellon U.S. Mortgage Fund (the “fund”) produced a total return of −6.21% for Class A shares, −6.55% for Class C shares, −6.10% for Class I shares, −6.03% for Class Y shares and −6.09% for Class Z shares.1 In comparison, the fund’s benchmark, the Bloomberg GNMA Index (the “Index”), produced a total return of −6.62% for the same period.2

Mortgage-backed securities (“MBS”) generally lost ground over the reporting period amid rising interest rates and the Federal Reserve’s (the “Fed”) shift from purchasing mortgages to balance sheet reduction. The fund outperformed the Index, primarily due to out-of-Index allocations in structured products.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. mortgage-related securities. These mortgage-related securities may include certificates issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (“CMOs”). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued, mortgage-backed securities with a BBB or higher credit quality but currently intends to invest only in those securities with an A or higher credit quality.

Increasing Inflation and Federal Reserve Positioning Undermine Mortgages

For much of the reporting period, MBS came under pressure from increasing volatility, excess mortgage supply, inflationary pressures, and rising interest rates. Before the period began, the Fed increased the federal funds rate from near zero in early 2022 to a range of 4.75–5.00%. Rates increased another 0.50% during the period, driving Treasury yields significantly higher. During the period, the 10-year Treasury yield backed up from 3.59% to 4.88%. The 2-year Treasury yield continued to rise (from 4.14% as of May 1, 2023, to 5.07% as of October 31, 2023), as the yield curve remained inverted throughout the period. While the Fed appeared to near the end of the current rate hike cycle, hawkish comments reinforced the central bank’s determination to keep rates elevated as long as needed to bring inflation down to its 2% target. Accordingly, investors began to accept the likelihood that rates would remain elevated for longer than previously thought. Volatility rose as well in response to a variety of macroeconomic and geopolitical uncertainties.

These trends raised a number of headwinds for the mortgage market. MBS usually provide positive returns when the yield curve slopes upward; however, an inverted yield curve, such as that which prevailed throughout the reporting period, tends to undermine the profitability of MBS. Higher levels of volatility may be also negative for MBS performance. Other technical issues detracted from the performance of the asset class as well. The steep, recent increase in interest rates reduced the refinance potential of existing mortgages and increased extension risk by making it much more costly for existing mortgage holders to change the terms of their contracts or buy a new home. In addition, the Fed, which entered the market as a purchaser in March 2020 in response to the pandemic, stopped buying MBS in March 2022, further increasing the supply and price pressures on MBS.

Out-of-Index Positions Enhance Relative Performance

The unprecedented changes that occurred in mortgage markets over the reporting period made it more challenging to position the fund. However, we took some effective steps to protect the fund in the face of these headwinds. We allocated some of the fund’s assets to Collateralized Mortgage Obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”), which offered slightly better extension protection than MBS. As yields backed up, these out-of-Index positions remained relatively stable, while maintaining attractive carry potential. We also bolstered performance at the margin by adopting underweight exposure to some underperforming discount coupons, particularly bonds issued by Fannie Mae with a coupon rate of 2% and 2.5%. In addition, the fund held short exposure to the mortgage basis, a positive as spreads widened. Conversely, the fund’s performance relative to the Index suffered slightly due to a position in bonds issued by Fannie Mae with a coupon rate of 3%, backed by FICO borrowers, typically with lower credit scores. The fund continued to hold this position as of the end of the period, in the expectation that these bonds will likely outperform if defaults continued to rise, providing principal payment returned at par.

Maintaining a Conservative Position in the Face of Technical Headwinds

As of the end of the period, inflation, interest rates and the Fed’s role continue to drive mortgage markets. Given the prevailing headwinds, particularly the Fed’s “higher-for-longer” rate stance, we are generally maintaining the fund’s conservative positioning. More specifically, we are allocating fund assets to securities with strong carry and take advantage of the shape of the yield curve, with relatively high coupons and slow prepayment speeds compared to Index averages. For example, the fund holds significantly overweight exposure to 5+% coupons, which have a favorable carry differential. The fund also continues to hold out-of-Index exposure to agency CMOs and non-agency CMBS, which represent a substantial percentage of the portfolio. However, while such positions have performed well for the fund, they entail a slight additional credit profile; accordingly, we may reevaluate the size of the fund’s positions in these out-of-Index asset going forward.

November 15, 2023

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 1, 2024, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg GNMA Index tracks agency mortgage-backed, pass-through securities guaranteed by Ginnie Mae (GNMA). The Index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Ginnie Maes and other securities backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Mortgage Fund, Inc. from May 1, 2023 to October 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.60	$7.10	$2.34	$2.29	$3.17
Ending value (after expenses)	$937.90	$934.50	$939.00	$939.70	$939.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.76	$7.41	$2.44	$2.39	$3.30
Ending value (after expenses)	$1,021.42	$1,017.80	$1,022.72	$1,022.77	$1,021.87
†

Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, 1.46% for Class C, .48% for Class I, .47% for Class Y and .65% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 115.3%
Commercial Mortgage Pass-Through Certificates - 10.8%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, (1 Month TSFR +1.26%)	6.60	4/15/2034	6,000,000	[a,b]	5,415,162
GS Mortgage Securities Corp. Trust, Ser. 2017-375H, CI. A	3.48	9/10/2037	1,500,000	[b]	1,293,518
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A, (1 Month TSFR +1.11%)	6.70	10/15/2036	2,500,000	[a,b]	2,397,510
KNDR Trust, Ser. 2021-KIND, Cl. A, (1 Month TSFR +1.06%)	6.40	8/15/2038	7,346,901	[a,b]	7,105,013
Morgan Stanley Capital I Trust, Ser. 2015-420, CI. A	3.73	10/12/2050	3,256,218	[b]	2,952,526
				19,163,729
U.S. Government Agencies Collateralized Mortgage Obligations - 27.1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, (1 Month SOFR +9.67%)	6.37	1/15/2041	806,752	[a,c]	622,178
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	995,410	[c]	851,310
Federal National Mortgage Association, REMIC, Ser. 2015-9, Cl. ZA	3.50	3/25/2045	6,859,543	[c]	5,630,415
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,425,619	[c]	1,042,896
Government National Mortgage Association, Ser. 2010-101, Cl. SH (Interest Only)	1.20	8/16/2040	2,510,341		256,942
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	3,989,375		3,752,962
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	278,145		249,769
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,588		1,985,989
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	840,977		735,470
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	206,570		173,961
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	4,979,279		4,191,149
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,014,651		5,246,903

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 115.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 27.1% (continued)
Government National Mortgage Association, Ser. 2018-115, Cl. SJ (Interest Only)	0.75	8/20/2048	1,790,921	115,498
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	508,314	428,573
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	5,058,722	4,317,811
Government National Mortgage Association, Ser. 2018-138, Cl. SK (Interest Only)	0.75	10/20/2048	733,782	47,062
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	345,848	307,792
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611	4,088,426
Government National Mortgage Association, Ser. 2018-164, Cl. SW (Interest Only)	0.65	12/20/2048	5,000,149	349,151
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,768,475	1,407,197
Government National Mortgage Association, Ser. 2018-65, Cl. SL (Interest Only)	0.80	5/20/2048	1,266,214	95,041
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	746,157	620,007
Government National Mortgage Association, Ser. 2019-119, Cl. IT (Interest Only)	5.50	9/20/2049	2,430,493	505,372
Government National Mortgage Association, Ser. 2019-132, Cl. SB (Interest Only)	1.00	10/20/2049	1,286,720	70,934
Government National Mortgage Association, Ser. 2019-140, Cl. DI (Interest Only)	5.50	11/20/2049	1,071,849	231,673
Government National Mortgage Association, Ser. 2019-23, Cl. SB (Interest Only)	0.60	2/20/2049	1,197,918	106,062
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	433,917	387,685
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	238,377	214,034
Government National Mortgage Association, Ser. 2019-5, Cl. SM (Interest Only)	0.65	1/20/2049	2,027,893	145,826
Government National Mortgage Association, Ser. 2019-57, Cl. NS (Interest Only)	0.99	5/20/2049	3,116,623	16,671

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 115.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 27.1% (continued)
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	728,833		621,297
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		735,211
Government National Mortgage Association, Ser. 2019-70, Cl. AS (Interest Only)	0.70	6/20/2049	742,866		46,381
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,302,840		1,992,221
Government National Mortgage Association, Ser. 2020-141, Cl. AI (Interest Only)	2.50	9/20/2050	2,550,356		344,084
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	742,348		613,402
Government National Mortgage Association, Ser. 2020-162, Cl. DI (Interest Only)	2.50	10/20/2050	2,829,081		393,804
Government National Mortgage Association, Ser. 2020-164, Cl. KI (Interest Only)	2.50	11/20/2050	3,633,107		490,811
Government National Mortgage Association, Ser. 2020-4, CI. BS (Interest Only)	-29.44	1/20/2050	2,517,029		73,071
Government National Mortgage Association, Ser. 2020-63, Cl. AI (Interest Only)	4.00	5/20/2035	1,535,997		194,844
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051	5,726,887		4,663,099
				48,362,984
U.S. Government Agencies Collateralized Municipal-Backed Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	5.75	10/25/2047	491,956	[c]	489,998
U.S. Government Agencies Mortgage-Backed - 77.1%
Federal National Mortgage Association:
2.50%, 10/1/2051			1,594,235	[c]	1,198,875
3.00%, 12/1/2051-2/1/2052			21,580,168	[c]	17,430,603
5.00%, 6/1/2052			7,229,166	[c]	6,684,356
6.50%, 5/1/2053			1,791,080	[c]	1,756,487
7.00%			16,000,000	[c,d]	16,153,125
7.00%, 2/1/2053			1,557,544	[c]	1,554,052
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044			1,749,459		1,554,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 115.3% (continued)
U.S. Government Agencies Mortgage-Backed - 77.1% (continued)
4.00%, 10/15/2039-6/15/2045			3,789,296	3,452,815
4.50%, 4/15/2039-10/15/2041			2,933,714	2,769,715
Government National Mortgage Association II:
2.00%, 3/20/2052			9,222,669	7,122,762
2.50%, 12/20/2050-7/20/2052			43,091,709	33,675,328
3.00%, 8/20/2046-9/20/2052			9,639,504	7,995,868
3.50%, 9/20/2042-3/20/2050			20,219,429	18,040,638
4.00%, 10/20/2047-11/20/2052, (1 Year U.S.Treasury Yield Curve Constant Rate +1.50%)			5,588,530	[a] 5,214,145
4.50%, 10/20/2049			867,903	796,139
5.00%, 5/20/2050			490,754	465,272
6.00%			12,000,000	[d] 11,757,041
				137,621,832
Total Bonds and Notes (cost $243,534,490)			205,638,543
	1-Day Yield (%)		Shares
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $571,632)	5.40		571,632	[e] 571,632
Total Investments (cost $244,106,122)			115.6%	206,210,175
Liabilities, Less Cash and Receivables			(15.6%)	(27,751,441)
Net Assets			100.0%	178,458,734

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $19,163,729 or 10.74% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	115.3
Investment Companies	.3
115.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 4/30/2023	Purchases ($)†	Sales ($)	Value ($) 10/31/2023	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	1,437,946	25,202,088	(26,068,402)	571,632	40,909

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	243,534,490	205,638,543
Affiliated issuers	571,632	571,632
Receivable for investment securities sold		16,176,083
Dividends and interest receivable		682,671
Receivable for shares of Common Stock subscribed		1,079
Prepaid expenses		46,132
		223,116,140
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		112,594
Payable for investment securities purchased		44,347,510
Payable for shares of Common Stock redeemed		128,818
Directors’ fees and expenses payable		7,215
Other accrued expenses		61,269
		44,657,406
Net Assets ($)		178,458,734
Composition of Net Assets ($):
Paid-in capital		237,813,832
Total distributable earnings (loss)		(59,355,098)
Net Assets ($)		178,458,734

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	12,415,966	253,713	1,919,052	780.42	163,869,223
Shares Outstanding	1,046,619	21,347	161,487	65.75	13,806,773
Net Asset Value Per Share ($)	11.86	11.89	11.88	11.87	11.87

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2023 (Unaudited)

Investment Income ($):
Income:
Interest	3,177,716
Dividends from affiliated issuers	40,909
Total Income	3,218,625
Expenses:
Management fee—Note 3(a)	482,264
Service plan fees—Note 3(b)	164,658
Shareholder servicing costs—Note 3(c)	109,673
Professional fees	53,234
Registration fees	39,603
Prospectus and shareholders’ reports	11,428
Directors’ fees and expenses—Note 3(d)	9,870
Chief Compliance Officer fees—Note 3(c)	7,978
Custodian fees—Note 3(c)	4,724
Loan commitment fees—Note 2	2,733
Miscellaneous	19,848
Total Expenses	906,013
Less—reduction in expenses due to undertaking—Note 3(a)	(222,024)
Less—reduction in fees due to earnings credits—Note 3(c)	(53,181)
Net Expenses	630,808
Net Investment Income	2,587,817
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,721,338)
Net change in unrealized appreciation (depreciation) on investments	(12,803,824)
Net Realized and Unrealized Gain (Loss) on Investments	(14,525,162)
Net (Decrease) in Net Assets Resulting from Operations	(11,937,345)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations ($):
Net investment income	2,587,817	4,554,248
Net realized gain (loss) on investments	(1,721,338)	(5,935,728)
Net change in unrealized appreciation (depreciation) on investments	(12,803,824)	(3,048,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,937,345)	(4,430,081)
Distributions ($):
Distributions to shareholders:
Class A	(190,230)	(400,534)
Class C	(2,618)	(4,162)
Class I	(30,109)	(60,530)
Class Y	(12)	(21)
Class Z	(2,498,290)	(4,663,936)
Total Distributions	(2,721,259)	(5,129,183)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	57,959	243,483
Class C	2,400	5,000
Class I	103,867	1,669,266
Class Z	385,355	1,622,813
Distributions reinvested:
Class A	171,602	367,437
Class C	2,605	4,142
Class I	30,109	60,530
Class Z	2,272,368	4,243,113
Cost of shares redeemed:
Class A	(1,729,185)	(5,828,169)
Class C	-	(20,332)
Class I	(170,427)	(2,034,311)
Class Z	(10,535,290)	(23,131,249)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(9,408,637)	(22,798,277)
Total Increase (Decrease) in Net Assets	(24,067,241)	(32,357,541)
Net Assets ($):
Beginning of Period	202,525,975	234,883,516
End of Period	178,458,734	202,525,975

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Capital Share Transactions (Shares):
Class A
Shares sold	4,647	18,950
Shares issued for distributions reinvested	13,787	28,538
Shares redeemed	(139,131)	(460,713)
Net Increase (Decrease) in Shares Outstanding	(120,697)	(413,225)
Class C
Shares sold	193	388
Shares issued for distributions reinvested	209	322
Shares redeemed	-	(1,617)
Net Increase (Decrease) in Shares Outstanding	402	(907)
Class I
Shares sold	8,381	130,401
Shares issued for distributions reinvested	2,416	4,703
Shares redeemed	(13,618)	(159,270)
Net Increase (Decrease) in Shares Outstanding	(2,821)	(24,166)
Class Z
Shares sold	31,153	126,795
Shares issued for distributions reinvested	182,543	329,846
Shares redeemed	(851,392)	(1,802,087)
Net Increase (Decrease) in Shares Outstanding	(637,696)	(1,345,446)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2023	Year Ended April 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.82	13.36	15.03	15.21	14.69	14.48
Investment Operations:
Net investment income[a]	.16	.26	.24	.21	.29	.32
Net realized and unrealized gain (loss) on investments	(.95)	(.50)	(1.51)	.01	.56	.20
Total from Investment Operations	(.79)	(.24)	(1.27)	.22	.85	.52
Distributions:
Dividends from net investment income	(.17)	(.30)	(.40)	(.40)	(.33)	(.31)
Net asset value, end of period	11.86	12.82	13.36	15.03	15.21	14.69
Total Return (%)[b]	(6.21)[c]	(1.82)	(8.63)	1.46	5.87	3.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.01	.97	.96	.95	1.06
Ratio of net expenses to average net assets	.74[d]	.78	.80	.81	.91	1.06
Ratio of net investment income to average net assets	2.60[d]	2.02	1.65	1.36	1.94	2.19
Portfolio Turnover Rate[e]	113.77[c]	236.39	386.69	392.94	238.60	45.72
Net Assets, end of period ($ x 1,000)	12,416	14,960	21,110	27,483	25,920	25,980

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2023, April 30, 2023, 2022, 2021, 2020 and 2019 were 29.47%, 100.99%, 200.45%, 198.94%, 165.75% and 30.85%, respectively.

See notes to financial statements.

Six Months Ended
Class C Shares	October 31, 2023	Year Ended April 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.84	13.38	15.06	15.23	14.69	14.48
Investment Operations:
Net investment income[a]	.12	.16	.13	.10	.16	.19
Net realized and unrealized gain (loss) on investments	(.95)	(.50)	(1.52)	.01	.59	.20
Total from Investment Operations	(.83)	(.34)	(1.39)	.11	.75	.39
Distributions:
Dividends from net investment income	(.12)	(.20)	(.29)	(.28)	(.21)	(.18)
Net asset value, end of period	11.89	12.84	13.38	15.06	15.23	14.69
Total Return (%)[b]	(6.55)[c]	(2.57)	(9.37)	.71	5.14	2.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[d]	1.96	1.94	1.85	1.91	1.92
Ratio of net expenses to average net assets	1.46[d]	1.53	1.55	1.56	1.66	1.92
Ratio of net investment income to average net assets	1.87[d]	1.27	.89	.62	1.14	1.33
Portfolio Turnover Rate[e]	113.77[c]	236.39	386.69	392.94	238.60	45.72
Net Assets, end of period ($ x 1,000)	254	269	292	437	766	1,048

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2023, April 30, 2023, 2022, 2021, 2020 and 2019 were 29.47%, 100.99%, 200.45%, 198.94%, 165.75% and 30.85%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	October 31, 2023	Year Ended April 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.84	13.37	15.04	15.20	14.67	14.46
Investment Operations:
Net investment income[a]	.18	.30	.27	.25	.34	.35
Net realized and unrealized gain (loss) on investments	(.95)	(.51)	(1.51)	.02	.55	.19
Total from Investment Operations	(.77)	(.21)	(1.24)	.27	.89	.54
Distributions:
Dividends from net investment income	(.19)	(.32)	(.43)	(.43)	(.36)	(.33)
Net asset value, end of period	11.88	12.84	13.37	15.04	15.20	14.67
Total Return (%)	(6.10)[b]	(1.53)	(8.42)	1.71	6.18	3.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.77	.75	.73	.75	.86
Ratio of net expenses to average net assets	.48[c]	.53	.55	.56	.66	.86
Ratio of net investment income to average net assets	2.86[c]	2.27	1.88	1.62	2.28	2.40
Portfolio Turnover Rate[d]	113.77[b]	236.39	386.69	392.94	238.60	45.72
Net Assets, end of period ($ x 1,000)	1,919	2,109	2,520	2,743	2,354	3,464

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2023, April 30, 2023, 2022, 2021, 2020 and 2019 were 29.47%, 100.99%, 200.45%, 198.94%, 165.75% and 30.85%, respectively.

See notes to financial statements.

Six Months Ended
October 31, 2023		Year Ended April 30,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.82	13.35	15.01	15.21	14.68	14.48
Investment Operations:
Net investment income[a]	.18	.29	.28	.26	.33	.35
Net realized and unrealized gain (loss) on investments	(.94)	(.50)	(1.51)	(.03)	.57	.19
Total from Investment Operations	(.76)	(.21)	(1.23)	.23	.90	.54
Distributions:
Dividends from net investment income	(.19)	(.32)	(.43)	(.43)	(.37)	(.34)
Net asset value, end of period	11.87	12.82	13.35	15.01	15.21	14.68
Total Return (%)	(6.03)[b]	(1.54)	(8.44)	1.51	6.20	3.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.76	1.42	.76	.68	.82
Ratio of net expenses to average net assets	.47[c]	.53	.55	.56	.66	.82
Ratio of net investment income to average net assets	2.87[c]	2.26	1.90	1.62	2.19	2.42
Portfolio Turnover Rate[d]	113.77[b]	236.39	386.69	392.94	238.60	45.72
Net Assets, end of period ($ x 1,000)	1	1	1	1	84	83

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2023, April 30, 2023, 2022, 2021, 2020 and 2019 were 29.47%, 100.99%, 200.45%, 198.94%, 165.75% and 30.85%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2023	Year Ended April 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	12.82	13.36	15.04	15.21	14.69	14.48
Investment Operations:
Net investment income[a]	.17	.27	.25	.22	.31	.33
Net realized and unrealized gain (loss) on investments	(.94)	(.50)	(1.52)	.02	.56	.20
Total from Investment Operations	(.77)	(.23)	(1.27)	.24	.87	.53
Distributions:
Dividends from net investment income	(.18)	(.31)	(.41)	(.41)	(.35)	(.32)
Net asset value, end of period	11.87	12.82	13.36	15.04	15.21	14.69
Total Return (%)	(6.09)[b]	(1.72)	(8.62)	1.62	5.98	3.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.91	.86	.85	.85	.95
Ratio of net expenses to average net assets	.65[c]	.68	.70	.71	.81	.95
Ratio of net investment income to average net assets	2.69[c]	2.12	1.75	1.47	2.05	2.29
Portfolio Turnover Rate[d]	113.77[b]	236.39	386.69	392.94	238.60	45.72
Net Assets, end of period ($ x 1,000)	163,869	185,187	210,960	255,948	274,710	286,593

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2023, April 30, 2023, 2022, 2021, 2020 and 2019 were 29.47%, 100.99%, 200.45%, 198.94%, 165.75% and 30.85%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Mortgage Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open–end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Amherst Capital Management LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (900 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	19,163,729	-	19,163,729
Investment Companies	571,632	-	-	571,632
U.S. Government Agencies Collateralized Mortgage Obligations	-	48,362,984	-	48,362,984
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	489,998	-	489,998
U.S. Government Agencies Mortgage-Backed	-	137,621,832	-	137,621,832

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2023, the Board declared a cash dividend of $.029, $.021, $.031, $.031 and $.029 per share from undistributed investment income-net for Class A, Class C, Class I, Class Y and Class Z shares, respectively, payable on November 1, 2023, to shareholders of record as of the close of business on October 31, 2023. The ex-dividend date was November 1, 2023.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $20,095,198 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2023. The fund has $12,688,097 of short-term capital losses and $7,407,101 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2023 was as follows: ordinary income $5,129,183. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2023, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2023.

The Adviser has contractually agreed, from May 1, 2023 until September 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively, of the value of the fund’s average daily net assets. On or after September 1, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $222,024 during the period ended October 31, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.

During the period ended October 31, 2023, the Distributor retained $8 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2023, Class C shares were charged $992 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for advertising and marketing relating to Class Z shares and servicing shareholder accounts at an amount not to exceed an annual rate of .20% of the value of the average daily net assets of Class Z shares. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended October 31, 2023, Class Z shares were charged $163,666 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2023, Class A and Class C shares were charged $17,227 and $331, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

related to fund subscriptions and redemptions. During the period ended October 31, 2023, the fund was charged $53,362 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $53,181.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2023, the fund was charged $4,724 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2023, the fund was charged $5,284 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2023, the fund was charged $7,978 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $76,629, Distribution Plan fees of $24,084, Shareholder Services Plan fees of $26,876, Custodian fees of $5,328, Chief Compliance Officer fees of $6,050 and Transfer Agent fees of $16,978, which are offset against an expense reimbursement currently in effect in the amount of $43,351.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended October 31, 2023, amounted to $247,640,169 and $256,877,416, respectively, of which $183,501,158 in purchases and $183,656,255 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

At October 31, 2023, accumulated net unrealized depreciation on investments was $37,895,947, consisting of $371,311 gross unrealized appreciation and $38,267,258 gross unrealized depreciation.

At October 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board’) held on October 30-31, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Amherst Capital Management LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class Z shares with the performance of a group of retail no-load GNMA funds (i.e., funds that invest primarily in Government National Mortgage Association securities selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional GNMA funds (the “Performance Universe”), all for various periods ended August 31, 2023 and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load GNMA funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except the ten-year period when the fund’s total return performance was below the Performance Group median, and was above or at the Performance Universe median for all periods, except the four-, five- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group and below the Performance Universe medians for eight of the ten one-year periods ended August 31, 2023. It was noted that there were only four other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser stated that the Adviser has contractually agreed, until September 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .80%, 1.55%, .55%, .55% and .70%, respectively, of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s overall relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon U.S. Mortgage Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Amherst Capital Management LLC
444 Madison Avenue, 19th Floor
New York, NY 10022

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class I: GPNIX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 6100SA1023

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon U.S. Mortgage Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 19, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)